Intangible assets, net - Additional Information (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)
Intangible assets, net
Amortization expenses	$ 6,125	$ 5,897	$ 11,792	$ 12,147	$ 12,747
Loss on disposal and impairment of long-lived assets	148,095	$ 0
Net intangible assets	314,009		437,989	$ 462,738
GA Yongpeng
Intangible assets, net
Net intangible assets	1,600,000		1,400,000			¥ 10,198,100	¥ 10,198,100
Property pledged as collateral | Land use right | CQ Mingwen
Intangible assets, net
Net intangible assets			$ 1,400,000				¥ 10,198,100
Property pledged as collateral | Land use right | GA Yongpeng
Intangible assets, net
Net intangible assets	$ 1,600,000					¥ 10,198,100